Note 13 - Stock Option and Incentive Plan (Details) - Non-vested Stock Option Activity (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Non-vested Stock Option Activity [Abstract]
Outstanding at December 31, 2012	202,206
Outstanding at December 31, 2012 (in Dollars per share)	$ 0.65
Granted	6,400,000	46,875
Granted (in Dollars per share)	$ 0.02	$ 0.14
Forfeited/cancelled	(119,499)
Forfeited/cancelled (in Dollars per share)	$ 2.65
Released/vested	(2,195,124)
Released/vested (in Dollars per share)	$ 0.14
Outstanding at December 31, 2013	4,287,583	202,206
Outstanding at December 31, 2013 (in Dollars per share)	$ 0.02	$ 0.65